Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Significant Accounting Policies [Line Items]
Disclosure Of Changes In Accounting Policies Explanatory
	31.12.19			31.12.18			1.1.18
USD million	As reported	Effect	Restated	As reported	Effect	Restated	As reported	Effect	Restated

Balance sheet assets
Deferred tax assets	9,537	11	9,548	10,105	11	10,116	10,184	11	10,195
Total assets	972,183	11	972,194	958,489	11	958,500	938,788	11	938,799

Balance sheet liabilities
Other non-financial liabilities	8,794	43	8,837	9,022	43	9,065	9,443	43	9,486
of which: Compensation-related liabilities	6,812	43	6,855	7,278	43	7,321	7,873	43	7,916
of which: financial advisor compensation plans	1,463	43	1,506	1,458	43	1,501	Not disclosed
Total liabilities	917,476	43	917,519	905,386	43	905,429	886,851	43	886,894

Equity
Retained earnings	34,154	(32)	34,122	30,448	(32)	30,416	25,389	(32)	25,357
Equity attributable to shareholders	54,533	(32)	54,501	52,928	(32)	52,896	51,879	(32)	51,847
Total equity	54,707	(32)	54,675	53,103	(32)	53,071	51,938	(32)	51,906
Total liabilities and equity	972,183	11	972,194	958,489	11	958,500	938,788	11	938,799

UBS AG
Disclosure Significant Accounting Policies [Line Items]
Disclosure Of Changes In Accounting Policies Explanatory
	31.12.19			31.12.18			1.1.18
USD million	As reported	Effect	Restated	As reported	Effect	Restated	As reported	Effect	Restated

Balance sheet assets
Deferred tax assets	9,513	11	9,524	10,066	11	10,077	10,121	11	10,132
Total assets	971,916	11	971,927	958,055	11	958,066	939,528	11	939,539

Balance sheet liabilities
Other non-financial liabilities	6,168	43	6,211	6,275	43	6,318	6,499	43	6,542
of which: Compensation-related liabilities	4,296	43	4,339	4,645	43	4,688	5,036	43	5,079
of which: financial advisor compensation plans	1,459	43	1,502	1,454	43	1,497	Not disclosed
Total liabilities	917,988	43	918,031	905,624	43	905,667	888,100	43	888,143

Equity
Retained earnings	23,451	(32)	23,419	23,317	(32)	23,285	21,646	(32)	21,614
Equity attributable to shareholders	53,754	(32)	53,722	52,256	(32)	52,224	51,370	(32)	51,338
Total equity	53,928	(32)	53,896	52,432	(32)	52,400	51,429	(32)	51,397
Total liabilities and equity	971,916	11	971,927	958,055	11	958,066	939,528	11	939,539